Leases - Additional Information (Detail) - EUR (€)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Leases [Abstract]
Lease Agreement Term	3 years
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	3.12%	1.50%
Cash outflow for leases	€ 38,428	€ 5,012